PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

2.1 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for the years presented.

Basis of consolidation

2.2 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIE and VIE’s subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions between the Group, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated in consolidation.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through Shanghai Qusheng, whose equity interests are held by certain management members and shareholders of the Group ("Nominee Shareholders"), and its wholly-owned subsidiary, JDDJ Youheng. On November 14, 2014, Dada Glory entered into a series of contractual agreements with Shanghai Qusheng and its shareholders, which were amended subsequently primarily for change of nominee shareholders. The following is a summary of the agreements which allow Dada Glory to exercise effective control over Shanghai Qusheng:

Share Pledge Agreements

Pursuant to the share pledge agreements, each of the shareholders of the VIE has pledged the security interest in their respective equity interests in the VIE, representing 100% equity interests in the VIE in aggregate to Dada Glory, to guarantee performance by the shareholders of their obligations under the powers of attorney, the exclusive business cooperation agreement and the exclusive option agreement, as well as the performance by the VIE of its obligations under the exclusive business cooperation agreement and the exclusive option agreement. In the event of a breach by the VIE or any of its shareholders of contractual obligations under these contractual arrangements, Dada Glory, as pledgee, will have the right to take possession of and dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such disposal. The shareholders of the VIE also covenant that, without the prior written consent of Dada Glory, they shall not transfer or agree to other’s transfer of the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement will remain effective until the contractual obligations are fully fulfilled and terminated. During the equity pledge period, Dada Glory is entitled to all dividends and other distributions generated by the VIE.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Dada Glory and the VIE, Dada Glory has the exclusive right to provide the VIE with complete business support and technical and consulting services, including but not limited to technical services, network support, business consultations, intellectual property licenses, equipment or leasing, marketing consultancy, system integration, product research and development, and system maintenance. Without Dada Glory’s prior written consent, the VIE may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. The VIE agrees to pay Dada Glory service fees at an amount equals to 100% of the net income generated by the VIE, which should be paid on a monthly basis. Dada Glory has the exclusive ownership of all he intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. To guarantee the VIE’s performance of its obligations thereunder, the shareholders of the VIE have pledged all of their equity interests in the VIE to Dada Glory pursuant to the share pledge agreement. The exclusive business cooperation agreement has an initial term of 10 years and shall be extended if confirmed in writing by Dada Glory prior to the expiration. The extended term shall be determined by Dada Glory, and the VIE shall accept such extended term unconditionally.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Exclusive Option Agreements

Pursuant to the exclusive option agreements, each of the shareholders of the VIE has irrevocably granted Dada Glory, or any person designated by Dada Glory, an exclusive option to purchase all or part of its equity interests in the VIE. Dada Glory may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of equity. The VIE and the shareholders of the VIE covenant that, without Dada Glory’s prior written consent, they will not, among other things, (i) supplement, change or amend the VIE’s articles of association and bylaws, (ii) increase or decrease the VIE’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in the VIE, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their legal or beneficial interests in and any assets of the VIE and any legal or beneficial interests, (v) enter into any material contract by the VIE, except in the ordinary course of business, or (vi) merge or consolidate the VIE with any other entity. The exclusive option agreement has an initial term of ten years, and at the end of the initial term shall be renewed for a further term as specified by Dada Glory or terminated by Dada Glory in its sole discretion.

Powers of Attorney

Pursuant to the power of attorney, each of the shareholders of the VIE has executed a power of attorney to irrevocably authorize Dada Glory, or any person designated by Dada Glory, to act as its attorney-in-fact to exercise all of its rights as a shareholder of the VIE, including, but not limited to, the right to propose, convene and attend shareholders’ meetings, (ii) vote on any resolution on behalf of the shareholders that require the shareholders to vote under PRC law and the VIE’s articles of association, such as the sale, transfer, pledge and disposal of all or part of a shareholder’s equity interest in the VIE, and designate and appoint the VIE’s legal representative, director, supervisor, chief executive officer and other senior management members on behalf of the shareholders. The powers of attorney will remain effective until such shareholder ceases to be a shareholder of the VIE or otherwise instructed by Dada Glory.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable powers of attorney described above have conveyed all shareholder rights held by the VIE’s shareholders to Dada Glory, including the right to appoint board members who nominate the general managers of the VIE to conduct day-to-day management of the VIE’s businesses, and to approve significant transactions of the VIE. The exclusive option agreements provide Dada Glory with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIE at the lowest price permitted under the PRC laws then in effect. In addition, through the exclusive business cooperation agreement, Dada Glory has established the right to receive benefits from the VIE that could potentially be significant to the VIE, and through the share pledge agreement, Dada Glory has, in substance, an obligation to absorb losses of the VIE that could potentially be significant to the VIE. As these contractual arrangements allow the Group to effectively control the VIE and to derive substantially all of the economic benefits from it, the Group has consolidated the VIE.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements amongst Dada Glory, Shanghai Qusheng and their respective shareholders are in compliance with PRC law and are legally enforceable. The shareholders of Shanghai Qusheng are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, Shanghai Qusheng and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if Shanghai Qusheng or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over Shanghai Qusheng, and its ability to conduct the Company’s business may be adversely affected.

The following amounts and balances of the consolidated VIE were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	512	3,961
Accounts receivable, net	367	760
Amount due from related parties	1,956	476
Prepayments and other current assets	6,851	3,287
Property and equipment, net	461	245
Intangible assets, net	12,774	10,938
Operating lease right-of-use assets	2,255	791
Other non-current assets	—	93
Total assets	25,176	20,551

Payable to riders and drivers	1,313	404
Amount due to related parties	32	32
Accrued expenses and other current liabilities	13,885	12,542
Operating lease liabilities	830	192
Non-current operating lease liabilities	1,053	412
Total liabilities	17,113	13,582

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues	3,183	3,293	13,104
Net loss	(38,674)	(49,741)	(58,641)
Net cash provided by operating activities	14,612	535	4,308
Net cash used in investing activities	(14,604)	(59)	(859)

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

The VIE contributed approximately 0.1%, 0.1% and 0.2% of the Group’s consolidated net revenues for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the VIE accounted for approximately 0.3% and 0.4% of the consolidated total assets, and approximately 0.7% and 0.9% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital ("APIC") and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, APIC and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

Use of estimates

2.3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates.

Functional currency and foreign currency translation

2.4 Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company is the United States dollar ("US$" or "USD"). The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries is RMB or USD as determined based on the economic facts and circumstances.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the comprehensive loss.

Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive loss.

Convenience translation

2.5 Convenience translation

The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2021, or at any other rate.

Cash and cash equivalents	2.6 Cash and cash equivalents Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.
Restricted cash	2.7 Restricted cash The Group’s restricted cash mainly represents cash received from consumers and reserved in bank supervised accounts for payments to retailers on the on-demand retail platform.
Short-term investments

2.8 Short-term investments

Short-term investments include (i) wealth management products with variable interest rates that the Group expects to receive all the principles and will mature within one year; (ii) time deposits with original maturities longer than three months but less than one year. The Group classifies its investments in wealth management products as held-to-maturity securities, as the Group has the positive intent and ability to hold those securities to maturity. All wealth management products' maturity dates are within one year. The gains recognized from wealth management products recorded in interest income in consolidated statements of operations and comprehensive loss are RMB6,928, RMB7,855, and RMB14,524 for the years ended December 31, 2019, 2020 and 2021, respectively.

Accounts receivable, net

2.9 Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group's customers, which is recorded net of allowance for credit losses.On January 1, 2021, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASC 326") using the modified retrospective transition method. ASC 326 replaces the incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2021 was immaterial to the consolidated financial statements.

Inventories, net

2.10 Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is determined based upon factors such as historical and forecasted consumer demand, and promotional environment.

Property and equipment, net

2.11 Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Computer equipment	3 years
Office facilities	3-5 years
Vehicles	8 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the other operating income or expenses of consolidated statements of operations and comprehensive loss.

Intangible assets, net

2.12 Intangible assets, net

Intangible assets purchased are recognized and measured at cost upon acquisition. The Group's intangible assets primarily comprise of business cooperation agreement ("BCA"), non-compete commitment ("NCC"), technology, trademark and domain name arising from the Group's acquisition of JDDJ business from JD.com, Inc. ("JD") in 2016, which are recognized and measured at fair value based on a valuation upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Category	Amortization Years
BCA	7
NCC	7
Technology	3.7
Trademark and Domain Name	9-9.7

Goodwill

2.13 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisition of JDDJ business from JD occurred in 2016 and there is no change to the carrying amount of goodwill as of December 31, 2020 and 2021. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

In evaluation of goodwill impairment, the Group performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

The Group has determined it has only one reporting unit and applied quantitative assessment in its annual goodwill impairment analysis as of December 31 of each year. No goodwill impairment was recorded for 2019, 2020 and 2021 as the fair value of the reporting unit significantly exceeded its carrying value at each assessment date.

2.PRINCIPAL ACCOUNTING POLICIES – continued

2.13 Goodwill – continued

Application of a goodwill impairment test in quantitative analysis requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Fair value measurement

2.14 Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Revenue recognition

2.15 Revenue recognition

The Group derives its revenues principally from merchants’, individual senders’ and retailers’ use of the Group’s core platforms in connection with on-demand retail platform services and on-demand delivery services. Revenue is stated net of value added tax, discounts and return allowances.

Services

The Group arranges for on-demand delivery services to be provided through Dada Now platform where it assists the customer, a merchant or an individual sender, in finding a rider to complete a delivery requested by the customer. The Group concludes that it acts as an agent in these transactions as it is not responsible for fulfilling the promise to provide the delivery services, nor does the Group have the ability to control the related services. The Group does not have the ability to control the services provided by riders due to the following: (i) the Group does not pre-purchase or otherwise obtain control of the riders’ services prior to their transfer to the customers; (ii) the Group does not guarantee an order could be taken by a rider; (iii) the Group cannot direct the riders to accept, decline or disregard a transaction request and (iv) the Group’s platform services do not include the delivery services provided to the customers by the riders. The service fee earned by the Group is the difference between the amount paid by the customer based on an upfront quoted fare and the amount earned by the rider based on expected delivery time, distance and other factors, which are both fixed at the time a transaction is entered into with a customer. The Group may record a loss from a transaction when an upfront quoted fare offered to the customer is less than the amount the Group is committed to paying to the rider. The revenue is recognized on a net basis at the point of delivery of merchandise. The loss on this type of transactions is recorded in operations and support costs in the consolidated statements of operations and comprehensive loss, as it is not related to any other current, previous or future transactions with the customer and in substance, is an expense paid to the rider. The losses included in operations and support costs were RMB96,131, RMB76,989 and RMB95,281 for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group provides on-demand retail platform services on JDDJ platform. The service revenues primarily consist of commission fees charged to retailers for participating in the Group’s online marketplace, where the Group acts as an agent and its performance obligation is to facilitate the retailers’ online sales of their goods and services through JDDJ. The Group is not primarily obligated to the consumers, does not take inventory risk, and does not have latitude over pricing of the merchandise. Upon successful sales, the Group charges the retailer a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of merchandise.

In addition, the Group fulfills the delivery needs of retailers on JDDJ and other business customers on Dada Now by utilizing the Group’s network of registered riders on Dada Now. Under this type of services, the Group enters into agreements with retailers and other business customers, which enforce the Group’s acceptance of all the related delivery requests at the prices stipulated in the agreements. The Group has determined that it acts as the principal in these transactions as the Group is primarily responsible for the delivery of merchandise and has the ability to control the related services. The Group has the ability to control the services provided by riders as it is responsible for and guarantees identifying and directing riders that meet the quality criteria stipulated in the agreements to complete the deliveries requested by retailers or other business customers. Additionally, the Group has ultimate control over the amounts charged to the customers. Although in this type of services, the riders still have the ability to accept, decline or disregard a delivery assignment, it is the Group’s responsibility to find a replacement and complete the delivery timely. Revenues resulting from these services are recognized on a gross basis at a fixed rate or a pre-determined amount for each completed delivery, with the amounts paid to the riders recorded in operations and support costs. From September 2020, the Group started to engage truckers to provide freight services to logistics companies or merchants on Dada Now. The Group has determined that it acts as the principal in these freight transactions as it has the ability to control the freight services provided by truckers and primarily responsible for the freight services. The related revenue is included in service revenue under Dada Now as presented in the following table of disaggregation of revenues.

The Group also provides online marketing services to brand owners and other business customers on JDDJ platform. Revenue is recognized when service is rendered.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition – continued

Other services provided by the Group comprise packaging services provided to retailers on JDDJ, and front-end warehouses services. Revenue is recognized when service is rendered.

Goods Sales

The Group operates its own e-commerce business and sells delivery equipment and other merchandise on Dada Now. The Group also sells merchandise through unmanned retail shelves. Revenue is recognized on a gross basis as the Group is acting as a principal in these transactions, is responsible for fulfilling the promise to provide the specified merchandise and also has pricing discretion. The Group recognizes revenues net of discounts and return allowances when the goods are delivered to the customers.

Incentive programs

Customer incentives

The Group offers various incentive programs to merchants, individual senders and business customers in the form of coupons or volume-based discounts that are recorded as reduction of revenue as the Group does not receive a distinct good or service in consideration.

Rider incentives

The Group offers various incentive programs to riders, primarily in the form of volume-based incentives. The riders are not the Group's customers as they do not pay for their use of the Group's platform in any form. Therefore, for transactions where the Group acts as an agent and recognizes revenue on a net basis, the related rider incentives are recorded as a reduction of revenue. The incentive amount in excess of the related revenue is included in operations and support costs. For transactions where the Group acts as a principal and recognizes revenue on a gross basis, the related rider incentives are included in operations and support costs. For the years ended December 31, 2019, 2020 and 2021, incentives to riders recorded in operations and support costs were RMB192,243, RMB143,916 and RMB88,494, respectively, including incentives attributable to transactions where the Group acts as the principal of RMB158,763, RMB114,229 and RMB64,261, respectively.

Consumer incentives

The consumer incentives are offered to promote the Group's platform or brand owners' products in the form of promotion coupon on JDDJ, which are valid only during a limited period of time. These incentives are provided at the Group's discretion and are not contractually required by the retailers or brand owners. These incentives also do not reduce the overall pricing of the services provided by the Group. As the Group has no performance obligation to consumers, who are not the Group's customers,consumer incentives offered to promote the Group's platform are recognized as selling and marketing expenses, and consumer incentives offered on brand owners' products are recognized as operation and support costs. For the years ended December 31, 2019, 2020 and 2021, consumer incentives recorded as selling and marketing expenses and operation and support costs were RMB937,713 and nil, RMB1,166,032 and RMB321,178, and  RMB2,223,109 and RMB715,883, respectively.

All the incentives granted can be categorized into (i) incentives granted concurrent with a purchase transaction and (ii) incentives granted not concurrent with a purchase transaction. When the incentive is granted concurrent with a purchase transaction, expenses or reduction of revenue are accrued, in the most likely amount to be earned, as the related transactions are recorded. Since such incentives are generally earned over a very short period of time, there is limited uncertainty when estimating the expenses to be accrued or variable consideration to be recorded as a reduction of revenue. When the incentive (i.e. a coupon) is granted not concurrent with a purchase transaction, expenses or reduction of revenue are recognized upon the redemption of such incentive.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

Disaggregation of revenues

For the years ended December 31, 2019, 2020 and 2021, all of the Group's revenues were generated in the PRC. The disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Dada Now: (1)
Services	1,954,834	3,377,653	2,753,458
Sales of goods	41,951	56,925	67,254
Subtotal	1,996,785	3,434,578	2,820,712
JDDJ: (2)
Services	1,102,913	2,305,411	4,045,550
Total	3,099,698	5,739,989	6,866,262

Notes:

(1)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB216,242, RMB763,699 and RMB1,681,121 for the years ended December 31, 2019, 2020 and 2021, respectively.
(2)	Includes net revenues from (i) commission fee, and advertising and marketing services of RMB460,006, RMB1,211,549 and RMB2,350,582 for the years ended December 31, 2019, 2020 and 2021, respectively; and (ii) fulfillment services and others of RMB642,907, RMB1,093,862 and RMB1,694,968 for the years ended December 31, 2019, 2020 and 2021, respectively.

Contract balances

The remaining unsatisfied performance obligation as of December 31, 2019, 2020 and 2021 was immaterial.

Timing of revenue recognition may differ from the timing of invoicing customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

Contract balances - continued

The Group receives advance payments from customers pursuant to the agreements with certain customers before the services or products are provided, which is recorded as advance for online marketing services or goods sale included in the accrued expenses and other current liabilities on the consolidated balance sheets. The opening and closing balances of the Group’s advances from customers are as follows:

Advances from
Customers
RMB
Opening Balance as of January 1, 2019	3,392
Increase, net	11,965
Ending Balance as of December 31, 2019	15,357
Increase, net	10,894
Ending Balance as of December 31, 2020	26,251
Increase, net	23,264
Ending Balance as of December 31, 2021	49,515

The opening balances of RMB3,392, RMB15,357 and RMB26,251 were recognized as revenue in the years ended December 31, 2019, 2020 and 2021, respectively.

Practical expedients and exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Operations and support

2.16 Operations and support

Operations and support costs primarily consist of (i) riders' and drivers' remuneration and incentives to fulfil the Group's delivery orders and picking orders, (ii) expenses incurred in providing customer and rider care services or the service fee charged by external customer service providers, (iii) expenses charged by outsourced delivery agencies, (iv) expenses incurred in providing online marketing services, (v) transaction fees charged by third-party payment platform, and (vi) packaging cost as well as other operations and support costs directly attributed to the Group's principal operations.

Selling and marketing

2.17 Selling and marketing

Selling and marketing expenses primarily consist of incentive payments to consumers, advertising and marketing expenses, payroll and related expenses for employees involved in selling and marketing functions, as well as the expenses incurred for facilities and equipment, such as depreciation expenses, rental and others. The advertising and marketing expenses amounted to RMB133,669, RMB247,858 and RMB574,569 for the years ended December 31, 2019, 2020 and 2021, respectively.

Research and development

2.18 Research and development

Research and development expenses primarily consist of technology infrastructure expenses, payroll and related expenses for employees involved in platform development and internal system support, charges for the usage of the server and computer equipment, and editorial content.

Other operating expenses	2.19 Other operating expenses Other operating expenses primarily consist of purchase price of merchandise sold on Dada Now.
Leases

2.20 Leases

As a lessee

The Group leases office space and warehouse facilities in different cities in PRC under non-cancellable operating lease agreements that expire at various dates through October 2024. Effective January 1, 2020, the Group early adopted ASU No. 2016-02 "Leases" (ASC 842) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2020. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group's incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group's lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Sublease

The Group subleases warehouses to its merchants on Dada Now platform under operating leases. In accordance with the provisions of ASC 842, since the Group has not been relieved from the responsibilities as the primary obligor of the warehouse head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. The Group's practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease. For the years ended December 31, 2019, 2020 and 2021, gross sublease income of the Group was RMB13,108, RMB16,086, and RMB23,304, respectively, which was included in net revenues in the consolidated statements of operations and comprehensive loss.

Share-based compensation

2.21 Share-based compensation

The Group accounts for share options and restricted share units granted to employees, directors, and consultants under ASC 718, "Stock Compensation". In accordance with the standard, the Group determines whether a share-based compensation should be classified and accounted for as a liability award or an equity award.

Options and restricted share units granted to employees, including directors, vest upon satisfaction of a service condition, which is generally satisfied over four years, and are measured at fair value as of the grant date.

Options granted to non-employees with a service condition are accounted for based on the fair value of the equity instrument issued, as this has been determined to be more reliably measurable. On January 1, 2019, the Group adopted ASU 2018-07, "Compensation-Stock Compensation (Topic 718), Improvements to Non-employee Share-Based Payment Accounting", under which the accounting treatment of the stock compensation payments to non-employees is aligned with the requirements for share-based payments granted to employees. Upon adoption, only liability-classified awards that have not been settled and equity-classified awards for which a measurement date has not been established should be remeasured through a cumulative-effect adjustment to retained earnings as of January 1, 2019. The adoption of this new standard did not have a material impact on the Group's consolidated financial statements. Therefore, no cumulative-effect adjustment to retained earnings as of January 1, 2019 was made.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.21 Share-based compensation - continued

Additionally, the Group’s incentive plan provides an exercisability clause where employees or non-employees can only exercise vested options upon the occurrence of the event that the Group’s ordinary shares are publicly traded. The satisfaction of the performance condition becomes probable only upon the completion of the Group’s initial public offering ("IPO"). Therefore, with the Company's completion of IPO in June 2020, the Group has recorded the cumulative share-based compensation expenses for these options.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

Loss per share

2.22 Loss per share

Basic loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Company’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method of computing earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options, restricted share units and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the stock options, restricted share units and warrant are computed using the treasury stock method.

Government grants

2.23 Government grants

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support the Group's ongoing operations in the region. The grants are determined at the discretion of the relevant government authorities and there are no restrictions on their use. The government grants are recorded as other operating income in the period the cash is received.

Taxation

2.24 Taxation

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of the enactment of the change.

Segment reporting

2.25 Segment reporting

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker ("CODM") for making decisions in allocation of resource and assessing performance.

The Group’s CODM has been identified as the chief executive officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

Comprehensive loss

2.26 Comprehensive loss

Comprehensive loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss, as presented in the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments.

Recent accounting pronouncements

2.   PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for the years presented.

2.2 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIE and VIE’s subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions between the Group, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated in consolidation.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through Shanghai Qusheng, whose equity interests are held by certain management members and shareholders of the Group ("Nominee Shareholders"), and its wholly-owned subsidiary, JDDJ Youheng. On November 14, 2014, Dada Glory entered into a series of contractual agreements with Shanghai Qusheng and its shareholders, which were amended subsequently primarily for change of nominee shareholders. The following is a summary of the agreements which allow Dada Glory to exercise effective control over Shanghai Qusheng:

Share Pledge Agreements

Pursuant to the share pledge agreements, each of the shareholders of the VIE has pledged the security interest in their respective equity interests in the VIE, representing 100% equity interests in the VIE in aggregate to Dada Glory, to guarantee performance by the shareholders of their obligations under the powers of attorney, the exclusive business cooperation agreement and the exclusive option agreement, as well as the performance by the VIE of its obligations under the exclusive business cooperation agreement and the exclusive option agreement. In the event of a breach by the VIE or any of its shareholders of contractual obligations under these contractual arrangements, Dada Glory, as pledgee, will have the right to take possession of and dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such disposal. The shareholders of the VIE also covenant that, without the prior written consent of Dada Glory, they shall not transfer or agree to other’s transfer of the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement will remain effective until the contractual obligations are fully fulfilled and terminated. During the equity pledge period, Dada Glory is entitled to all dividends and other distributions generated by the VIE.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Dada Glory and the VIE, Dada Glory has the exclusive right to provide the VIE with complete business support and technical and consulting services, including but not limited to technical services, network support, business consultations, intellectual property licenses, equipment or leasing, marketing consultancy, system integration, product research and development, and system maintenance. Without Dada Glory’s prior written consent, the VIE may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. The VIE agrees to pay Dada Glory service fees at an amount equals to 100% of the net income generated by the VIE, which should be paid on a monthly basis. Dada Glory has the exclusive ownership of all he intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. To guarantee the VIE’s performance of its obligations thereunder, the shareholders of the VIE have pledged all of their equity interests in the VIE to Dada Glory pursuant to the share pledge agreement. The exclusive business cooperation agreement has an initial term of 10 years and shall be extended if confirmed in writing by Dada Glory prior to the expiration. The extended term shall be determined by Dada Glory, and the VIE shall accept such extended term unconditionally.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Exclusive Option Agreements

Pursuant to the exclusive option agreements, each of the shareholders of the VIE has irrevocably granted Dada Glory, or any person designated by Dada Glory, an exclusive option to purchase all or part of its equity interests in the VIE. Dada Glory may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of equity. The VIE and the shareholders of the VIE covenant that, without Dada Glory’s prior written consent, they will not, among other things, (i) supplement, change or amend the VIE’s articles of association and bylaws, (ii) increase or decrease the VIE’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in the VIE, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their legal or beneficial interests in and any assets of the VIE and any legal or beneficial interests, (v) enter into any material contract by the VIE, except in the ordinary course of business, or (vi) merge or consolidate the VIE with any other entity. The exclusive option agreement has an initial term of ten years, and at the end of the initial term shall be renewed for a further term as specified by Dada Glory or terminated by Dada Glory in its sole discretion.

Powers of Attorney

Pursuant to the power of attorney, each of the shareholders of the VIE has executed a power of attorney to irrevocably authorize Dada Glory, or any person designated by Dada Glory, to act as its attorney-in-fact to exercise all of its rights as a shareholder of the VIE, including, but not limited to, the right to propose, convene and attend shareholders’ meetings, (ii) vote on any resolution on behalf of the shareholders that require the shareholders to vote under PRC law and the VIE’s articles of association, such as the sale, transfer, pledge and disposal of all or part of a shareholder’s equity interest in the VIE, and designate and appoint the VIE’s legal representative, director, supervisor, chief executive officer and other senior management members on behalf of the shareholders. The powers of attorney will remain effective until such shareholder ceases to be a shareholder of the VIE or otherwise instructed by Dada Glory.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable powers of attorney described above have conveyed all shareholder rights held by the VIE’s shareholders to Dada Glory, including the right to appoint board members who nominate the general managers of the VIE to conduct day-to-day management of the VIE’s businesses, and to approve significant transactions of the VIE. The exclusive option agreements provide Dada Glory with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIE at the lowest price permitted under the PRC laws then in effect. In addition, through the exclusive business cooperation agreement, Dada Glory has established the right to receive benefits from the VIE that could potentially be significant to the VIE, and through the share pledge agreement, Dada Glory has, in substance, an obligation to absorb losses of the VIE that could potentially be significant to the VIE. As these contractual arrangements allow the Group to effectively control the VIE and to derive substantially all of the economic benefits from it, the Group has consolidated the VIE.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements amongst Dada Glory, Shanghai Qusheng and their respective shareholders are in compliance with PRC law and are legally enforceable. The shareholders of Shanghai Qusheng are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, Shanghai Qusheng and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if Shanghai Qusheng or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over Shanghai Qusheng, and its ability to conduct the Company’s business may be adversely affected.

The following amounts and balances of the consolidated VIE were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	512	3,961
Accounts receivable, net	367	760
Amount due from related parties	1,956	476
Prepayments and other current assets	6,851	3,287
Property and equipment, net	461	245
Intangible assets, net	12,774	10,938
Operating lease right-of-use assets	2,255	791
Other non-current assets	—	93
Total assets	25,176	20,551

Payable to riders and drivers	1,313	404
Amount due to related parties	32	32
Accrued expenses and other current liabilities	13,885	12,542
Operating lease liabilities	830	192
Non-current operating lease liabilities	1,053	412
Total liabilities	17,113	13,582

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues	3,183	3,293	13,104
Net loss	(38,674)	(49,741)	(58,641)
Net cash provided by operating activities	14,612	535	4,308
Net cash used in investing activities	(14,604)	(59)	(859)

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

The VIE contributed approximately 0.1%, 0.1% and 0.2% of the Group’s consolidated net revenues for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the VIE accounted for approximately 0.3% and 0.4% of the consolidated total assets, and approximately 0.7% and 0.9% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital ("APIC") and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, APIC and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

2.3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates.

2.4 Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company is the United States dollar ("US$" or "USD"). The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries is RMB or USD as determined based on the economic facts and circumstances.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the comprehensive loss.

Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive loss.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.5 Convenience translation

The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2021, or at any other rate.

2.6 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.

2.7 Restricted cash

The Group’s restricted cash mainly represents cash received from consumers and reserved in bank supervised accounts for payments to retailers on the on-demand retail platform.

2.8 Short-term investments

Short-term investments include (i) wealth management products with variable interest rates that the Group expects to receive all the principles and will mature within one year; (ii) time deposits with original maturities longer than three months but less than one year. The Group classifies its investments in wealth management products as held-to-maturity securities, as the Group has the positive intent and ability to hold those securities to maturity. All wealth management products' maturity dates are within one year. The gains recognized from wealth management products recorded in interest income in consolidated statements of operations and comprehensive loss are RMB6,928, RMB7,855, and RMB14,524 for the years ended December 31, 2019, 2020 and 2021, respectively.

2.9 Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group's customers, which is recorded net of allowance for credit losses.On January 1, 2021, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASC 326") using the modified retrospective transition method. ASC 326 replaces the incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2021 was immaterial to the consolidated financial statements.

2.10 Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is determined based upon factors such as historical and forecasted consumer demand, and promotional environment.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.11 Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Computer equipment	3 years
Office facilities	3-5 years
Vehicles	8 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the other operating income or expenses of consolidated statements of operations and comprehensive loss.

2.12 Intangible assets, net

Intangible assets purchased are recognized and measured at cost upon acquisition. The Group's intangible assets primarily comprise of business cooperation agreement ("BCA"), non-compete commitment ("NCC"), technology, trademark and domain name arising from the Group's acquisition of JDDJ business from JD.com, Inc. ("JD") in 2016, which are recognized and measured at fair value based on a valuation upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Category	Amortization Years
BCA	7
NCC	7
Technology	3.7
Trademark and Domain Name	9-9.7

2.13 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisition of JDDJ business from JD occurred in 2016 and there is no change to the carrying amount of goodwill as of December 31, 2020 and 2021. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

In evaluation of goodwill impairment, the Group performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

The Group has determined it has only one reporting unit and applied quantitative assessment in its annual goodwill impairment analysis as of December 31 of each year. No goodwill impairment was recorded for 2019, 2020 and 2021 as the fair value of the reporting unit significantly exceeded its carrying value at each assessment date.

2.PRINCIPAL ACCOUNTING POLICIES – continued

2.13 Goodwill – continued

Application of a goodwill impairment test in quantitative analysis requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

2.14 Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition

The Group derives its revenues principally from merchants’, individual senders’ and retailers’ use of the Group’s core platforms in connection with on-demand retail platform services and on-demand delivery services. Revenue is stated net of value added tax, discounts and return allowances.

Services

The Group arranges for on-demand delivery services to be provided through Dada Now platform where it assists the customer, a merchant or an individual sender, in finding a rider to complete a delivery requested by the customer. The Group concludes that it acts as an agent in these transactions as it is not responsible for fulfilling the promise to provide the delivery services, nor does the Group have the ability to control the related services. The Group does not have the ability to control the services provided by riders due to the following: (i) the Group does not pre-purchase or otherwise obtain control of the riders’ services prior to their transfer to the customers; (ii) the Group does not guarantee an order could be taken by a rider; (iii) the Group cannot direct the riders to accept, decline or disregard a transaction request and (iv) the Group’s platform services do not include the delivery services provided to the customers by the riders. The service fee earned by the Group is the difference between the amount paid by the customer based on an upfront quoted fare and the amount earned by the rider based on expected delivery time, distance and other factors, which are both fixed at the time a transaction is entered into with a customer. The Group may record a loss from a transaction when an upfront quoted fare offered to the customer is less than the amount the Group is committed to paying to the rider. The revenue is recognized on a net basis at the point of delivery of merchandise. The loss on this type of transactions is recorded in operations and support costs in the consolidated statements of operations and comprehensive loss, as it is not related to any other current, previous or future transactions with the customer and in substance, is an expense paid to the rider. The losses included in operations and support costs were RMB96,131, RMB76,989 and RMB95,281 for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group provides on-demand retail platform services on JDDJ platform. The service revenues primarily consist of commission fees charged to retailers for participating in the Group’s online marketplace, where the Group acts as an agent and its performance obligation is to facilitate the retailers’ online sales of their goods and services through JDDJ. The Group is not primarily obligated to the consumers, does not take inventory risk, and does not have latitude over pricing of the merchandise. Upon successful sales, the Group charges the retailer a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of merchandise.

In addition, the Group fulfills the delivery needs of retailers on JDDJ and other business customers on Dada Now by utilizing the Group’s network of registered riders on Dada Now. Under this type of services, the Group enters into agreements with retailers and other business customers, which enforce the Group’s acceptance of all the related delivery requests at the prices stipulated in the agreements. The Group has determined that it acts as the principal in these transactions as the Group is primarily responsible for the delivery of merchandise and has the ability to control the related services. The Group has the ability to control the services provided by riders as it is responsible for and guarantees identifying and directing riders that meet the quality criteria stipulated in the agreements to complete the deliveries requested by retailers or other business customers. Additionally, the Group has ultimate control over the amounts charged to the customers. Although in this type of services, the riders still have the ability to accept, decline or disregard a delivery assignment, it is the Group’s responsibility to find a replacement and complete the delivery timely. Revenues resulting from these services are recognized on a gross basis at a fixed rate or a pre-determined amount for each completed delivery, with the amounts paid to the riders recorded in operations and support costs. From September 2020, the Group started to engage truckers to provide freight services to logistics companies or merchants on Dada Now. The Group has determined that it acts as the principal in these freight transactions as it has the ability to control the freight services provided by truckers and primarily responsible for the freight services. The related revenue is included in service revenue under Dada Now as presented in the following table of disaggregation of revenues.

The Group also provides online marketing services to brand owners and other business customers on JDDJ platform. Revenue is recognized when service is rendered.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition – continued

Other services provided by the Group comprise packaging services provided to retailers on JDDJ, and front-end warehouses services. Revenue is recognized when service is rendered.

Goods Sales

The Group operates its own e-commerce business and sells delivery equipment and other merchandise on Dada Now. The Group also sells merchandise through unmanned retail shelves. Revenue is recognized on a gross basis as the Group is acting as a principal in these transactions, is responsible for fulfilling the promise to provide the specified merchandise and also has pricing discretion. The Group recognizes revenues net of discounts and return allowances when the goods are delivered to the customers.

Incentive programs

Customer incentives

The Group offers various incentive programs to merchants, individual senders and business customers in the form of coupons or volume-based discounts that are recorded as reduction of revenue as the Group does not receive a distinct good or service in consideration.

Rider incentives

The Group offers various incentive programs to riders, primarily in the form of volume-based incentives. The riders are not the Group's customers as they do not pay for their use of the Group's platform in any form. Therefore, for transactions where the Group acts as an agent and recognizes revenue on a net basis, the related rider incentives are recorded as a reduction of revenue. The incentive amount in excess of the related revenue is included in operations and support costs. For transactions where the Group acts as a principal and recognizes revenue on a gross basis, the related rider incentives are included in operations and support costs. For the years ended December 31, 2019, 2020 and 2021, incentives to riders recorded in operations and support costs were RMB192,243, RMB143,916 and RMB88,494, respectively, including incentives attributable to transactions where the Group acts as the principal of RMB158,763, RMB114,229 and RMB64,261, respectively.

Consumer incentives

The consumer incentives are offered to promote the Group's platform or brand owners' products in the form of promotion coupon on JDDJ, which are valid only during a limited period of time. These incentives are provided at the Group's discretion and are not contractually required by the retailers or brand owners. These incentives also do not reduce the overall pricing of the services provided by the Group. As the Group has no performance obligation to consumers, who are not the Group's customers,consumer incentives offered to promote the Group's platform are recognized as selling and marketing expenses, and consumer incentives offered on brand owners' products are recognized as operation and support costs. For the years ended December 31, 2019, 2020 and 2021, consumer incentives recorded as selling and marketing expenses and operation and support costs were RMB937,713 and nil, RMB1,166,032 and RMB321,178, and  RMB2,223,109 and RMB715,883, respectively.

All the incentives granted can be categorized into (i) incentives granted concurrent with a purchase transaction and (ii) incentives granted not concurrent with a purchase transaction. When the incentive is granted concurrent with a purchase transaction, expenses or reduction of revenue are accrued, in the most likely amount to be earned, as the related transactions are recorded. Since such incentives are generally earned over a very short period of time, there is limited uncertainty when estimating the expenses to be accrued or variable consideration to be recorded as a reduction of revenue. When the incentive (i.e. a coupon) is granted not concurrent with a purchase transaction, expenses or reduction of revenue are recognized upon the redemption of such incentive.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

Disaggregation of revenues

For the years ended December 31, 2019, 2020 and 2021, all of the Group's revenues were generated in the PRC. The disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Dada Now: (1)
Services	1,954,834	3,377,653	2,753,458
Sales of goods	41,951	56,925	67,254
Subtotal	1,996,785	3,434,578	2,820,712
JDDJ: (2)
Services	1,102,913	2,305,411	4,045,550
Total	3,099,698	5,739,989	6,866,262

Notes:

(1)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB216,242, RMB763,699 and RMB1,681,121 for the years ended December 31, 2019, 2020 and 2021, respectively.
(2)	Includes net revenues from (i) commission fee, and advertising and marketing services of RMB460,006, RMB1,211,549 and RMB2,350,582 for the years ended December 31, 2019, 2020 and 2021, respectively; and (ii) fulfillment services and others of RMB642,907, RMB1,093,862 and RMB1,694,968 for the years ended December 31, 2019, 2020 and 2021, respectively.

Contract balances

The remaining unsatisfied performance obligation as of December 31, 2019, 2020 and 2021 was immaterial.

Timing of revenue recognition may differ from the timing of invoicing customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

Contract balances - continued

The Group receives advance payments from customers pursuant to the agreements with certain customers before the services or products are provided, which is recorded as advance for online marketing services or goods sale included in the accrued expenses and other current liabilities on the consolidated balance sheets. The opening and closing balances of the Group’s advances from customers are as follows:

Advances from
Customers
RMB
Opening Balance as of January 1, 2019	3,392
Increase, net	11,965
Ending Balance as of December 31, 2019	15,357
Increase, net	10,894
Ending Balance as of December 31, 2020	26,251
Increase, net	23,264
Ending Balance as of December 31, 2021	49,515

The opening balances of RMB3,392, RMB15,357 and RMB26,251 were recognized as revenue in the years ended December 31, 2019, 2020 and 2021, respectively.

Practical expedients and exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

2.16 Operations and support

Operations and support costs primarily consist of (i) riders' and drivers' remuneration and incentives to fulfil the Group's delivery orders and picking orders, (ii) expenses incurred in providing customer and rider care services or the service fee charged by external customer service providers, (iii) expenses charged by outsourced delivery agencies, (iv) expenses incurred in providing online marketing services, (v) transaction fees charged by third-party payment platform, and (vi) packaging cost as well as other operations and support costs directly attributed to the Group's principal operations.

2.17 Selling and marketing

Selling and marketing expenses primarily consist of incentive payments to consumers, advertising and marketing expenses, payroll and related expenses for employees involved in selling and marketing functions, as well as the expenses incurred for facilities and equipment, such as depreciation expenses, rental and others. The advertising and marketing expenses amounted to RMB133,669, RMB247,858 and RMB574,569 for the years ended December 31, 2019, 2020 and 2021, respectively.

2.18 Research and development

Research and development expenses primarily consist of technology infrastructure expenses, payroll and related expenses for employees involved in platform development and internal system support, charges for the usage of the server and computer equipment, and editorial content.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.19 Other operating expenses

Other operating expenses primarily consist of purchase price of merchandise sold on Dada Now.

2.20 Leases

As a lessee

The Group leases office space and warehouse facilities in different cities in PRC under non-cancellable operating lease agreements that expire at various dates through October 2024. Effective January 1, 2020, the Group early adopted ASU No. 2016-02 "Leases" (ASC 842) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2020. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group's incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group's lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Sublease

The Group subleases warehouses to its merchants on Dada Now platform under operating leases. In accordance with the provisions of ASC 842, since the Group has not been relieved from the responsibilities as the primary obligor of the warehouse head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. The Group's practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease. For the years ended December 31, 2019, 2020 and 2021, gross sublease income of the Group was RMB13,108, RMB16,086, and RMB23,304, respectively, which was included in net revenues in the consolidated statements of operations and comprehensive loss.

2.21 Share-based compensation

The Group accounts for share options and restricted share units granted to employees, directors, and consultants under ASC 718, "Stock Compensation". In accordance with the standard, the Group determines whether a share-based compensation should be classified and accounted for as a liability award or an equity award.

Options and restricted share units granted to employees, including directors, vest upon satisfaction of a service condition, which is generally satisfied over four years, and are measured at fair value as of the grant date.

Options granted to non-employees with a service condition are accounted for based on the fair value of the equity instrument issued, as this has been determined to be more reliably measurable. On January 1, 2019, the Group adopted ASU 2018-07, "Compensation-Stock Compensation (Topic 718), Improvements to Non-employee Share-Based Payment Accounting", under which the accounting treatment of the stock compensation payments to non-employees is aligned with the requirements for share-based payments granted to employees. Upon adoption, only liability-classified awards that have not been settled and equity-classified awards for which a measurement date has not been established should be remeasured through a cumulative-effect adjustment to retained earnings as of January 1, 2019. The adoption of this new standard did not have a material impact on the Group's consolidated financial statements. Therefore, no cumulative-effect adjustment to retained earnings as of January 1, 2019 was made.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.21 Share-based compensation - continued

Additionally, the Group’s incentive plan provides an exercisability clause where employees or non-employees can only exercise vested options upon the occurrence of the event that the Group’s ordinary shares are publicly traded. The satisfaction of the performance condition becomes probable only upon the completion of the Group’s initial public offering ("IPO"). Therefore, with the Company's completion of IPO in June 2020, the Group has recorded the cumulative share-based compensation expenses for these options.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

2.22 Loss per share

Basic loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Company’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method of computing earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options, restricted share units and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the stock options, restricted share units and warrant are computed using the treasury stock method.

2.23 Government grants

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support the Group's ongoing operations in the region. The grants are determined at the discretion of the relevant government authorities and there are no restrictions on their use. The government grants are recorded as other operating income in the period the cash is received.

2.24 Taxation

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of the enactment of the change.

2.PRINCIPAL ACCOUNTING POLICIES - continued

2.25 Segment reporting

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker ("CODM") for making decisions in allocation of resource and assessing performance.

The Group’s CODM has been identified as the chief executive officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

2.26 Comprehensive loss

Comprehensive loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss, as presented in the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments.

2.27 Recent accounting pronouncements

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Group plans to adopt this ASU on January 1, 2022 and does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.